Revenues, Accounts Receivable and Provision for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2021
Revenues, Accounts Receivable and Provision for Credit Losses [Abstract]
Voyage and Hire Revenues from Charterers
For the six months ended June 30, 2021 and 2020, charterers that accounted for more than 10% of the Company’s voyage and hire revenues, were as follows:

Charterer	2021	2020
A - Tanker vessels - Continuing operations	-	11%
B - Tanker vessels - Continuing operations	29%	10%
C - Tanker vessels - Continuing operations	10%	-
D- Tanker vessels - Continuing operations	28%	-